Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Restricted stock units	Initial Public Offering	At-the-Market Offering	Common Stock	Common Stock Restricted stock units	Common Stock Initial Public Offering	Common Stock At-the-Market Offering	Additional Pain In Capital	Additional Pain In Capital Restricted stock units	Additional Pain In Capital Initial Public Offering	Additional Pain In Capital At-the-Market Offering	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock
Balance at Dec. 31, 2016	$ 0				$ 1				$ 0				$ (1)	$ 0
Balance, shares at Dec. 31, 2016					2,082,860
Issuance of common shares to PureTech, shares					1,886,363
Issuance of redeemable convertible preferred stock															$ 41,674	$ 39,946
Issuance of redeemable convertible preferred stock, shares															15,527,951	4,792,716
Issuance of redeemable convertible preferred stock, adjustments to additional paid in capital	1,379								1,379
Vesting of restricted shares, shares					593,417
Stock-based compensation expense	470								470
Net loss	(33,778)												(33,778)
Balance at Dec. 31, 2017	(31,929)				$ 1				1,849				(33,779)
Balance, temporary equity, shares at Dec. 31, 2017															15,527,951	4,792,716
Balance, temporary equity at Dec. 31, 2017															$ 41,674	$ 39,946
Balance, shares at Dec. 31, 2017					4,562,640
Conversion of convertible preferred stock into common stock upon the closing of initial public offering	81,620				$ 1				81,619						$ (41,674)	$ (39,946)
Conversion of convertible preferred stock into common stock upon the closing of initial public offering, Shares					15,870,559										(15,527,951)	(4,792,716)
Issuance of common stock			$ 89,370				$ 1				$ 89,369
Issuance of common stock, Shares							6,516,667
Vesting of restricted shares	865								865
Vesting of restricted shares, shares					1,097,449
Exercise of stock options	5								5
Exercise of stock options, Shares					7,029
Stock-based compensation expense	1,928								1,928
Net loss	(37,614)												(37,614)
Net unrealized gains (losses) on marketable securities	(41)													(41)
Balance at Dec. 31, 2018	104,204				$ 3				175,635				(71,393)	(41)
Balance, temporary equity, shares at Dec. 31, 2018															0	0
Balance, temporary equity at Dec. 31, 2018															$ 0	$ 0
Balance, shares at Dec. 31, 2018					28,054,344
Issuance of common stock			46,585				$ 1				46,584
Issuance of common stock, Shares							7,200,000
Vesting of restricted shares	1								1
Vesting of restricted shares, shares					500
Stock-based compensation expense	662								662
Net loss	(11,069)												(11,069)
Net unrealized gains (losses) on marketable securities	73													73
Balance at Mar. 31, 2019	140,456				$ 4				222,882				(82,462)	32
Balance, shares at Mar. 31, 2019					35,254,844
Balance at Dec. 31, 2018	104,204				$ 3				175,635				(71,393)	(41)
Balance, temporary equity, shares at Dec. 31, 2018															0	0
Balance, temporary equity at Dec. 31, 2018															$ 0	$ 0
Balance, shares at Dec. 31, 2018					28,054,344
Vesting of restricted stock units, net of shares withheld for taxes		$ (20)								$ (20)
Vesting of restricted stock units, net of shares withheld for taxes, shares						6,625
Issuance of common stock			$ 49,747	$ 6,716			$ 1				$ 49,746	$ 6,716
Issuance of common stock, Shares							7,687,934	687,800
Vesting of restricted shares	1								1
Vesting of restricted shares, shares					1,000
Exercise of stock options	6								6
Exercise of stock options, Shares					7,029
Stock-based compensation expense	3,693								3,693
Net loss	(82,739)												(82,739)
Net unrealized gains (losses) on marketable securities	90													90
Balance at Dec. 31, 2019	81,698				$ 4				235,777				(154,132)	49
Balance, shares at Dec. 31, 2019					36,444,732
Vesting of restricted stock units, net of shares withheld for taxes		$ (1)								$ (1)
Vesting of restricted stock units, net of shares withheld for taxes, shares						1,019
Stock-based compensation expense	975								975
Net loss	(7,038)												(7,038)
Net unrealized gains (losses) on marketable securities	(17)													(17)
Balance at Mar. 31, 2020	$ 75,617				$ 4				$ 236,751				$ (161,170)	$ 32
Balance, shares at Mar. 31, 2020					36,445,751